Operating expenses by nature (Details) - Knilo HoldCo AB (Successor Parent) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses by nature
Employee benefits	$ 90,212	$ 71,252	$ 43,664
Cost of sales
Operating expenses by nature
Cost of inventories recognized as an expense	41,793	33,020	28,988
Depreciation of tangible assets	3,229	2,960	2,964
Amortization of intangible assets	1	57	28
Employee benefits	10,113	9,312	4,783
Selling Expenses
Operating expenses by nature
Depreciation of tangible assets	969	727	537
Amortization of intangible assets	0	0	2
Employee benefits	41,272	33,580	23,077
Administrative Expenses
Operating expenses by nature
Depreciation of tangible assets	2,427	1,425	463
Amortization of intangible assets	8,701	8,929	10,455
Employee benefits	24,606	17,234	7,191
Research and Development Expenses
Operating expenses by nature
Depreciation of tangible assets	1,346	1,003	749
Amortization of intangible assets	2,327	2,225	604
Employee benefits	$ 14,221	$ 11,127	$ 8,613